Goodwill Trade names And Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended											9 Months Ended		12 Months Ended
	Aug. 31, 2012	Apr. 17, 2012	Sep. 29, 2013	Dec. 30, 2012	Sep. 23, 2012	Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011		Dec. 26, 2010
Indefinite-lived Intangible Assets [Line Items]
Impairments						$ 122,900	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]				$ 122,900	[1]
Impairment of Intangible Assets (Excluding Goodwill)				520		25,300	[2]	0	[2]	0	[2]	0	[2]			520	25,300	[2]
Amortization of intangible assets			3,872		3,879									11,616	11,647	15,828	16,175		17,170
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Estimated amortization expense, 2013				15,500												15,500
Estimated amortization expense, 2014			12,200	12,200										12,200		12,200
Estimated amortization expense, 2015			10,900	10,900										10,900		10,900
Estimated amortization expense, 2016			10,300	10,300										10,300		10,300
Estimated amortization expense, 2017			5,700	5,700										5,700		5,700
Estimated amortization expense, thereafter			72,400	72,400										72,400		72,400
Estimated amortization expense, remainder of 2013			3,900											3,900
Write Off, Net	2,641	5,450	0		2,641									12,725	8,091	8,091			11,633
Deferred finance costs not capitalized		7,526	0		0									4,762	7,526	7,526
Deferred financing costs, Additions														7,730		9,972
Amortization of debt acquisition costs			623		1,910									3,378	6,745	8,585	11,062		13,541
Breakfast Reporting Unit [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairments						51,700
Private Label Reporting Unit [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairments						49,700
Food Service Reporting Unit [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairments						21,500
Bernsteins [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)																500	400
Aunt Jemima Frozen Pancakes [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)																	23,700
Lenders [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)																	$ 1,200

[1]	Goodwill impairment charges consist of the following: • Fourth quarter 2011-Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.
[2]	Tradename impairment charges consist of the following: • Fourth quarter 2012-$520 on Bernstein's. • Fourth quarter 2011-$23,700, $1,200 and $400 on the Aunt Jemima breakfast, Lender's and Bernstein's tradenames, respectively.